Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following chart sets forth the computation of earnings per share (in thousands, except per share amounts):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Net income	$73,445	$54,048	$233,759	$199,037
Denominator for basic earnings per share—weighted average shares outstanding	300,223	296,437	299,213	295,338
Effect of dilutive securities:
RSUs	883	430	775	436
Stock options	3,564	4,241	3,765	4,398
Restricted stock	15	64	18	54
Denominator for diluted earnings per share—Adjusted weighted average shares outstanding	304,685	301,172	303,771	300,226
Earnings per share, basic	$0.24	$0.18	$0.78	$0.67
Earnings per share, diluted	$0.24	$0.18	$0.77	$0.66

There were no employee stock-based compensation awards that would have had an antidilutive effect on the computation of diluted earnings per share for the three and nine months ended September 30, 2013 or September 30, 2012.

Earnings Per Share
Basic earnings per share are computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share incorporate the incremental shares issuable upon the assumed exercise of stock options and the assumed vesting of RSUs and restricted stock. Certain of our stock options and restricted stock were excluded from the calculation of diluted earnings per share because they were antidilutive, but these equity instruments could be dilutive in the future.
The following chart sets forth the computation of earnings per share (in thousands, except per share amounts):

	Year Ended December 31,
	2012	2011	2010
Income from continuing operations	$261,225	$210,264	$167,118
Denominator for basic earnings per share—Weighted-average shares outstanding	295,810	292,252	286,542
Effect of dilutive securities:
RSUs	479	182	—
Stock options	4,346	4,250	5,118
Restricted stock	58	66	54
Denominator for diluted earnings per share—Adjusted weighted-average shares outstanding	300,693	296,750	291,714
Basic earnings per share from continuing operations	$0.88	$0.72	$0.58
Diluted earnings per share from continuing operations	$0.87	$0.71	$0.57

The following table sets forth the number of employee stock-based compensation awards outstanding but not included in the computation of diluted earnings per share because their effect would have been antidilutive (in thousands):

	Year Ended December 31,
	2012	2011	2010
Antidilutive securities:
Stock options	—	2,340	5,714
Restricted stock	—	—	80